Schedule of impairment testing carrying amount of goodwill (Details)	Jun. 30, 2026 SGD ($)
IfrsStatementLineItems [Line Items]
Goodwill	$ 10,349,250
Bethesda medical clinic (suntec) [member]
IfrsStatementLineItems [Line Items]
Goodwill	3,721,673
Bethesda medical clinic (grantral mall-macpherson) [member]
IfrsStatementLineItems [Line Items]
Goodwill	1,812,274
Bethesda medical clinic (toa payoh) [member]
IfrsStatementLineItems [Line Items]
Goodwill	1,632,637
Bethesda medical clinic (beach road) [member]
IfrsStatementLineItems [Line Items]
Goodwill	1,185,408
Bethesda medical clinic margaret drive [member]
IfrsStatementLineItems [Line Items]
Goodwill	847,978
Bethesda medical clinic tampines [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,149,280